As filed with the Securities and Exchange Commission on November 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2017

Date of reporting period:  September 30, 2016

Item 1. Schedules of Investments.
Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.0%
Drew Industries, Inc.	16,291	$1,596,844

Diversified Consumer Services - 0.9%
Chegg, Inc. (a)	189,387	1,342,754

Leisure Products - 2.7%
Brunswick Corp.	54,550	2,660,949
Smith & Wesson Holding Corp. (a)	62,425	1,659,880
		4,320,829
Specialty Retail - 5.6%
Finish Line, Inc.	62,243	1,436,568
Genesco, Inc. (a)	29,423	1,602,377
Hibbett Sports, Inc. (a)	31,961	1,275,244
MarineMax, Inc. (a)	107,324	2,248,438
Sportsman's Warehouse Holdings, Inc. (a)	144,502	1,520,161
Zumiez, Inc. (a)	46,483	836,694
		8,919,482
TOTAL CONSUMER DISCRETIONARY (Cost $14,512,269)		16,179,909

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Smart & Final Stores, Inc. (a)	66,731	852,155
TOTAL CONSUMER STAPLES (Cost $1,148,115)		852,155

FINANCIALS - 5.9%
Banks - 2.5%
Bank of the Ozarks, Inc.	76,242	2,927,693
Umpqua Holdings Corp.	1	11
Western Alliance Bancorp (a)	29,753	1,116,927
		4,044,631
Consumer Finance - 1.3%
PRA Group, Inc. (a)	59,964	2,071,157

Insurance - 1.6%
James River Group Holdings Ltd. (c)	60,871	2,203,530
Kinsale Capital Group, Inc.	13,136	288,992
		2,492,522
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,294	731,341
TOTAL FINANCIALS (Cost $8,866,672)		9,339,651

HEALTH CARE - 29.3%
Biotechnology - 4.8%
Bluebird Bio, Inc. (a)	18,325	1,242,068
Ligand Pharmaceuticals, Inc. (a)	24,265	2,476,486
MacroGenics, Inc. (a)	29,071	869,514
Neurocrine Biosciences, Inc. (a)	15,129	766,133
Prothena Corp. PLC (a)(c)	18,738	1,123,718
Ultragenyx Pharmaceutical, Inc. (a)	16,980	1,204,561

		7,682,480
Health Care Equipment & Supplies - 8.8%
Cerus Corp. (a)	299,666	1,860,926
Cynosure, Inc. (a)	31,714	1,615,511
Integra LifeSciences Holdings Corp. (a)	50,083	4,134,352
NuVasive, Inc. (a)	83,946	5,595,840
OraSure Technologies, Inc. (a)	3,793	30,230
Tandem Diabetes Care, Inc. (a)	90,779	695,367
		13,932,226
Health Care Providers & Services - 6.1%
AMN Healthcare Services, Inc. (a)	51,054	1,627,091
Healthways, Inc. (a)	59,226	1,567,120
LHC Group, Inc. (a)	30,374	1,120,193
Surgical Care Affiliates, Inc. (a)	20,322	990,901
VCA, Inc. (a)	31,315	2,191,424
WellCare Health Plans, Inc. (a)	19,266	2,255,856
		9,752,585
Health Care Technology - 2.8%
HMS Holdings Corp. (a)	120,230	2,665,499
Tabula Rasa HealthCare, Inc. (a)	41,391	592,719
Vocera Communications, Inc. (a)	70,270	1,187,563
		4,445,781
Life Sciences Tools & Services - 6.8%
Charles River Laboratories International, Inc. (a)	42,866	3,572,452
INC Research Holdings, Inc. (a)	24,265	1,081,734
PRA Health Sciences, Inc. (a)	108,227	6,115,908
		10,770,094
TOTAL HEALTH CARE (Cost $41,335,616)		46,583,166

INDUSTRIALS - 13.9%
Aerospace & Defense - 0.9%
Hexcel Corp.	31,185	1,381,495
Building Products - 0.8%
Patrick Industries, Inc. (a)	8,261	511,521
PGT, Inc. (a)	69,861	745,417
		1,256,938
Commercial Services & Supplies - 2.4%
Herman Miller, Inc.	43,102	1,232,717
KAR Auction Services, Inc.	61,704	2,663,145
		3,895,862
Construction & Engineering - 2.6%
MasTec, Inc. (a)	136,592	4,062,246

Electrical Equipment - 1.2%
Energous Corp. (a)	63,549	1,246,196
TPI Composites, Inc. (a)	32,121	682,892
		1,929,088
Professional Services - 2.0%
Navigant Consulting, Inc. (a)	95,475	1,930,505
On Assignment, Inc. (a)	34,325	1,245,654
		3,176,159
Road & Rail - 2.7%
Old Dominion Freight Line, Inc. (a)	17,830	1,223,316
Swift Transportation Co. (a)	143,321	3,077,102
		4,300,418

Transportation Infrastructure - 1.3%
Macquarie Infrastructure Corp.	24,836	2,067,349
TOTAL INDUSTRIALS (Cost $17,934,549)		22,069,555

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 8.7%
Applied Optoelectronics, Inc. (a)	65,077	1,445,360
Finisar Corp. (a)	112,877	3,363,735
Lumentum Holdings, Inc. (a)	106,902	4,465,296
Oclaro, Inc. (a)	535,171	4,575,712
		13,850,103
Electronic Equipment, Instruments & Components - 2.7%
Fabrinet (a)(c)	29,285	1,305,818
Orbotech Ltd. (a)(c)	94,312	2,792,578
Uni-Pixel, Inc. (a)	118,761	198,331
		4,296,727
Internet Software & Services - 4.2%
2U, Inc. (a)	38,523	1,475,046
Apigee Corp. (a)	17,775	309,285
Bazaarvoice, Inc. (a)	147,357	870,880
Brightcove, Inc. (a)	62,370	813,928
Five9, Inc. (a)	101,789	1,596,052
LogMeIn, Inc.	16,678	1,507,524
		6,572,715
IT Services - 0.4%
Euronet Worldwide, Inc. (a)	7,537	616,753

Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	729,072	5,037,888
Axcelis Technologies, Inc. (a)	91,986	1,221,574
Cirrus Logic, Inc. (a)	60,421	3,211,376
FormFactor, Inc. (a)	141,363	1,533,789
Microsemi Corp. (a)	66,276	2,782,266
Nanometrics, Inc. (a)	68,820	1,537,439
Ultratech, Inc. (a)	33,243	767,248
		16,091,580
Software - 6.0%
Callidus Software, Inc. (a)	85,204	1,563,493
Digimarc Corp. (a)	41,300	1,583,855
Gigamon, Inc. (a)	52,799	2,893,385
Proofpoint, Inc. (a)	41,297	3,091,081
TiVo Corp. (a)	22,498	438,261
		9,570,075
TOTAL INFORMATION TECHNOLOGY (Cost $34,605,699)		50,997,953

MATERIALS - 3.3%
Chemicals - 2.1%
Ingevity Corp. (a)	20,132	928,085
Trinseo SA (c)	42,118	2,382,194
		3,310,279
Containers & Packaging - 1.2%
Berry Plastics Group, Inc. (a)	45,534	1,996,666
TOTAL MATERIALS (Cost $4,273,166)		5,306,945

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Pebblebrook Hotel Trust	46,513	1,237,246
TOTAL REAL ESTATE (Cost $1,185,757)		1,237,246
TOTAL COMMON STOCKS (Cost $123,861,843)		152,566,580

RIGHTS - 0.0%
Dyax Corp. - Contingent Value Rights (a)(d)(e)	26,407	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.3%
MONEY MARKET FUNDS - 3.3%
First American Treasury Obligations Fund - Class Z, 0.22% (b)	5,162,872	5,162,872
TOTAL SHORT-TERM INVESTMENTS (Cost $5,162,872)		5,162,872
TOTAL INVESTMENTS (Cost $129,024,715) - 99.3%		157,729,452
Other Assets in Excess of Liabilities - 0.7%		1,103,912
TOTAL NET ASSETS - 100.00%		$158,833,364

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the 7-day yield as of September 30, 2016.
(c) U.S. traded security of a foreign issuer or corporation.
(d) Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of September 30, 2016, the value of these securities was $0 or 0.00%
of total net assets.
(e) Security valued at fair value using methods determined in good faith by or at the direction of members of the Valuation Committee.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Hood River Capital Management LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at September 30, 2016 (Unaudited) was as follows:

Hood River
Small-Cap Growth
Fund*
Cost of investments	$129,024,715
Gross unrealized appreciation	30,927,639
Gross unrealized depreciation	(2,222,902)
Net unrealized appreciation	$28,704,737

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at September 30, 2016 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share and will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2016:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$16,179,909	$-	$-		$16,179,909
Consumer Staples	852,155	-	-		852,155
Financials	9,339,651	-	-		9,339,651
Health Care	46,583,166	-	-		46,583,166
Industrials	22,069,555	-	-		22,069,555
Information Technology	50,997,953	-	-		50,997,953
Materials	5,306,945	-	-		5,306,945
Real Estate	1,237,246	-	-		1,237,246
Total Common Stocks	152,566,580	-	-		152,566,580
Rights	-	-	-	*	-
Short-Term Investments	5,162,872	-	-		5,162,872
Total Investments in Securities	$157,729,452	$-	$-		$157,729,452

* Rights were issued in conjunction with a corporate action.

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers beween levels. There was one level 3 security held in the Fund on September 30, 2016.

Level 3 Reconciliation Disclosure
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

		Investments
		in Securities,
		at Value
Balance as of June 30, 2016		$-
Accrued discounts/premiums		-
Realized gain/(loss)		-
Change in unrealized appreciation/(depreciation)		-
Purchases		-
(Sales)		-
Transfer in and/or out of level 3		-
Balance as of September 30, 2016		$-

Change in unrealized appreciation/depreciation during the period for
level 3 investments held at September 30, 2016		$-

The level 3 investments as of September 30, 2016 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson
  Douglas J. Neilson, President

Date 11/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas J. Neilson
                                                  Douglas J. Neilson, President

Date 11/15/2016

By (Signature and Title)*/s/Matthew J. McVoy
                                            Matthew J. McVoy, Treasurer

Date 11/15/2016

* Print the name and title of each signing officer under his or her signature.